Revenue (Tables)	3 Months Ended
Sep. 26, 2021
Revenue from Contract with Customer [Abstract]
Schedule of company’s revenue disaggregated by major revenue categories
	Quarter Ended
	September 26, 2021	% of revenues	September 27, 2020	% of revenues
Major revenue categories:
Bowling	$92,610	51%	$27,069	54%
Food and beverage	60,245	33%	14,810	30%
Amusement	23,711	13%	4,924	10%
Media	4,412	2%	3,128	6%
Total revenues	$180,978	100%	$49,931	100%